Note 3 - Earnings Per Share (Details Textual) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Employee Stock Option [Member]
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	24,700	27,000	24,700	27,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	31,949	42,287	31,949	42,287	31,949	46,451
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 17.55	$ 17.55	$ 17.55	$ 17.55
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 40.24	$ 37.48	$ 40.24	$ 37.48
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	8,274	9,327	8,522	9,590